Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Voting Common Stock
Amount Registered | shares	2,518,248
Proposed Maximum Offering Price per Unit	70.83
Maximum Aggregate Offering Price	$ 178,367,506.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 27,308.07
Offering Note	Includes 328,467 shares of voting common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act"), based upon the average of the high and low prices of the registrant's voting common stock as reported on the New York Stock Exchange on September 2, 2025. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (No. 333-290008) filed by the registrant on September 3, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act.